(18) PRIVATE PENSION PLAN (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Statement Line Items [Line Items]
Total	R$ 131,186
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Total	86,703
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Total	28,792
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Total	1,826
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Total	7,495
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Total	R$ 6,370